Schedule I - CONDENSED STATEMENT OF CASH FLOWS (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Condensed Financial Statements, Captions [Line Items]
Cash flows provided by/(used in) operating activities	$ 125	$ 64	$ 308	$ (57)	$ (821)
Cash flows from investing activities
Proceeds from long term receivable	0	(1)	0	(3)	69
Cash flows provided by investing activities	(83)	40	(121)	(1,200)	(900)
Cash flows from financing activities
Issuance of common stock, net of fees			0	0	136
Proceeds from the issuance of long-term debt	0	55	120	310	4,436
Repayments of long-term debt	(54)	(104)	(268)	(450)	(2,833)
Other financing	(7)	3	11	25	(30)
Cash flows provided by/(used in) financing activities	(73)	(80)	(1,533)	(217)	1,521
Net increase/(decrease) in cash, cash equivalents, and restricted cash	(31)	21	3,237	(1,493)	(257)
Cash, cash equivalents, and restricted cash, beginning of period	4,600	1,415	4,631	1,394	2,887	$ 3,144
Cash, cash equivalents, and restricted cash, end of period	$ 4,600	$ 1,415	4,631	1,394	2,887
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Cash flows provided by/(used in) operating activities			(47)	(287)	152
Cash flows from investing activities
Proceeds from long term receivable			0	40	0
Cash flows provided by investing activities			0	40	0
Cash flows from financing activities
Issuance of common stock, net of fees			0	0	136
Proceeds from the issuance of long-term debt			0	0	13
Repayments of long-term debt			0	(68)	0
Other financing			(7)	(2)	0
Cash flows provided by/(used in) financing activities			(7)	(70)	149
Net increase/(decrease) in cash, cash equivalents, and restricted cash			(54)	(317)	301
Cash, cash equivalents, and restricted cash, beginning of period			94	148	465	$ 164
Cash, cash equivalents, and restricted cash, end of period			$ 94	$ 148	$ 465